Leases (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost
Balance beginning	₪ 1,520
Additions for new agreements	320
Derecognition for terminated agreements	(65)
Changes in agreements (mainly extension of the agreement periods) and revaluation	102
Balance ending	1,877
Amortization and impairment losses
Balance beginning
Amortization for the year	423
Derecognition for terminated agreements	(31)
Changes in agreements and other	(22)
Impairment loss	3
Balance ending	373
Carrying amount, Balance	1,504 [1]
Communications sites [Member]
Cost
Balance beginning	809
Additions for new agreements	159
Derecognition for terminated agreements	(45)
Changes in agreements (mainly extension of the agreement periods) and revaluation	43
Balance ending	966
Amortization and impairment losses
Balance beginning
Amortization for the year	190
Derecognition for terminated agreements	(18)
Changes in agreements and other	(3)
Impairment loss
Balance ending	169
Carrying amount, Balance	797	809
Buildings [member]
Cost
Balance beginning	538
Additions for new agreements	15
Derecognition for terminated agreements	(9)
Changes in agreements (mainly extension of the agreement periods) and revaluation	81
Balance ending	625
Amortization and impairment losses
Balance beginning
Amortization for the year	120
Derecognition for terminated agreements	(4)
Changes in agreements and other	(1)
Impairment loss
Balance ending	115
Carrying amount, Balance	510	538
Vehicles [member]
Cost
Balance beginning	173
Additions for new agreements	146
Derecognition for terminated agreements	(11)
Changes in agreements (mainly extension of the agreement periods) and revaluation	(22)
Balance ending	286
Amortization and impairment losses
Balance beginning
Amortization for the year	113
Derecognition for terminated agreements	(9)
Changes in agreements and other	(18)
Impairment loss	3
Balance ending	89
Carrying amount, Balance	₪ 197	₪ 173

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.